CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 94,494	$ 113,168	$ 36,223
Accounts receivable, net of allowance for doubtful accounts of $3,967 and $5,019, respectively	333,522		63,593
Other receivables	14,876	14,876	14,876
Inventory	752,951	660,504	686,922
Prepaids	10,244
Other current assets	8,234	5,572	2,943
Total current assets	1,214,321	794,120	804,557
NON-CURRENT ASSETS
Property, plant and equipment, net	173,616	167,872	142,406
Right-of-use asset, net	838,732	912,993	338,304
Intangible property, net	77,092	69,488	77,663
Goodwill	1,275,938
Note receivable, net of allowance $1,500,000 and $0, respectively
Deposit	6,500	6,500	6,500
Total non-current assets	2,371,878	1,156,853	564,873
Total assets	3,586,199	1,950,973	1,369,430
CURRENT LIABILITIES
Accounts payable	350,469	208,599	23,438
Amounts owed to customers		10,508
Credit card payables	3,282	19,469	5,364
Current note payable - related party	6,000	12,000	12,000
Current lease liability	75,144	149,407	71,032
Convertible debt	1,300,000	900,000
Derivative liability	485,521	361,152
Accrued compensation	375,208	257,500
Accrued stock compensation	1,386,497	1,386,497	1,386,500
Accrued liabilities	136,657	81,624	17,312
Total current liabilities	4,118,778	3,386,756	1,515,646
NON-CURRENT LIABILITIES
Line of credit	398,470	398,470	398,470
Line of credit - related party	1,498,151	1,495,151	1,092,151
Note payable - related party, net of current	56,000	56,000	68,000
Note payable	624,360
PPP note payable	117,487	95,161
Lease liability, net of current	763,588	763,586	286,139
Total liabilities	7,576,834	6,195,124	3,360,406
STOCKHOLDERS’ DEFICIT
Common Stock, $.00001 par value, 2,500,000,000 authorized, 850,772,637 and 786,308,041, issued and outstanding, respectively	8,508	7,863	7,640
Additional paid-in capital – warrants	1,334,136	281,565
Additional paid-in capital	6,139,686	4,746,447	4,155,775
Accumulated deficit	(11,472,974)	(9,280,036)	(6,154,441)
Total stockholders’ deficit	(3,990,635)	(4,244,151)	(1,990,976)
Total liabilities and stockholders’ deficit	3,586,199	1,950,973	1,369,430
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, Value, Issued		0	40
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, Value, Issued	5	5	5
Series C Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, Value, Issued		0	0
Series D Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, Value, Issued	$ 5	$ 5	$ 5